Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and contingencies
Schedule of future aggregate minimum lease payments under non-cancellable operating leases agreements

As of
December 31,
2018
RMB
Within one year	26,568
After one year but within two years	20,962
Total	47,530